Shareholders' Equity - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (1,501)	$ (1,382)	$ (1,961)
Unrecognized pension expenses	(45)	(95)	(88)
Net gains (losses) on cash flow derivative hedges	44	41	(18)
Accumulated other comprehensive (loss) income	$ (1,501)	$ (1,436)	$ (2,066)